Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Non-Controlling Interests [Abstract]
Schedule of subsidiaries related to non-controlling interests
The Group’s NCI relates to the following subsidiaries

Figures in million – SA rand	2021	2020	2019
NCI of DRDGOLD	1,395	1,224	1,135
NCI of Platinum Mile[1]	—	37	21
NCI of Group Technical Security Management	5	5	6
NCI of Marikana[2]	8	970	306
Total NCI	1,408	2,236	1,468
1 On 29 June 2021, the 8.3% shareholding held by non-controlling shareholders in Platinum Mile was repurchased for a consideration of R128 million
[2] Included in Marikana’s NCI is NCI of WPL amounting to Rnil (2020: R690 million, 2019: R253 million). Refer below

Schedule of summarised financial information of subsidiary groups

Figures in million – SA rand	2021		2020	2019
DRDGOLD Limited
Revenue	4,790		5,051	3,621
Profit for the year	987		1,255	460
Total comprehensive income	907		1,485	459
Profit attributable to NCI	487		619	285
Net increase in cash and cash equivalents	70		1,626	334
Dividends paid	338		359	85
Non-current assets	3,741		3,620	3,393
Current Assets	2,821		2,671	972
Non-current liabilities	(1,120)		(1,055)	(1,109)
Current liabilities	(553)		(593)	(463)
Net assets	4,889		4,643	2,793
Western Platinum Proprietary Limited
Revenue	—	*	26,781	11,125
Profit for the year	—	*	7,239	764
Total comprehensive income	—	*	7,251	764
Profit attributable to NCI	—	*	444	17
Net increase/(decrease) in cash and cash equivalents	—	*	6,249	(2,070)
Dividends paid	—	*	—	—
Non-current assets	—	*	5,094	7,750
Current Assets	—	*	14,737	6,832
Non-current liabilities	—	*	(20,738)	(22,462)
Current liabilities	—	*	(2,626)	(2,202)
Net assets	—	*	(3,533)	(10,082)
* Since NCI reduced to zero in FY2021, no summarised financial information is provided